Long-Term Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
6. LONG-TERM INVESTMENTS
As of December 31, 2023 and 2024, the Company held equity investments in several privately-held and listed companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2023	2024	2023	2024
			US$	US$
Non-marketable equity securities:
Cashido Corp . (Cashido)	1%	0%	—	—
Vastview Technology, Corp. (Vastview)	3%	0%	—	—
Kinara, Inc (Kinara)	14%	12%	6,500	6,500

			6,500	6,500
Marketable equity securities:
BIWIN Storage Technology Corp. (BIWIN)	0%	0%	10,616	6,034
Shenzhen Techwinsemi Technology Corp (TWSC)	—	0%	—	4,792

			17,116	17,326

In June 2018, the Company invested US$3,000 thousand in the preferred stock of Kinara which is accounted for under the cost method. Kinara, previously known as Deep Vision, is a developer of low-power
deep-learning processors. In March 2020 and May 2021, the Company invested US$2,000 thousand and US$1,500 thousand, respectively, in the preferred stock of Kinara.
In July 2021, the Company invested US$2,041 thousand in the common stock of BIWIN, which is a leading module maker in China focusing on solid state storage devices. BIWIN is one of our customers and was listed on the Science and Technology Innovation Board of Shanghai Stock Exchange in December 2022. For the years ended December 31, 2022, 2023 and 2024, the Company recorded unrealized holding gains of US$896 thousand and US$8,002 thousand, and an unrealized holding loss of US$76 thousand, respectively, related to BIWIN. In the fourth quarter of 2024, the Company disposed of common stock of BIWIN with a carrying
value of US$4,374 thousand and recognized a disposal gain of US$58 thousand.
In December 2024, the Company invested US$4,173 thousand in the common stock of TWSC, which is a leading module maker in China focusing on solid state storage devices and is one of our customers that

was listed on the Science and Technology Innovation Board of Shenzhen Stock Exchange in 2022. The Company had unrealized holding gains of US$619 thousand for the year ended December 31, 2024.